Glencore Financing	11 Months Ended
Dec. 31, 2017
Disclosure of Glencore Financing [Abstract]
Glencore Financing
7.	Glencore Financing

Since October 2008, the Company and Glencore have entered into a series of financing and other agreements comprising:

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Equity – five separate agreements comprising $25.0 million placement of PolyMet common shares in calendar 2009 in two tranches; a $30.0 million placement of PolyMet common shares in calendar 2010 in three tranches; a $20.0 million placement of PolyMet common shares in calendar 2011 in one tranche; a $20.960 million purchase of PolyMet common shares in the 2013 Rights Offering; and a $10.583 million purchase of PolyMet common shares in the 2016 Private Placement (see Note 10);

•	Convertible debt (“Glencore Convertible Debt”) – agreement comprising $25.0 million initial principal secured convertible debentures drawn in four tranches (see Notes 8 and 16);

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Non-convertible debt (“Glencore Non-Convertible Debt”) – four separate agreements comprising $30.0 million initial principal secured debentures in calendar 2015 drawn in four tranches; an $11.0 million initial principal secured debenture in calendar 2016 drawn in one tranche; $14.0 million initial principal secured debenture in calendar 2016 drawn in four tranches; and a $20.0 million initial principal secured debenture in calendar 2017 drawn and to be drawn in two tranches (see Note 9). Subsequent to December 31, 2017, a fifth separate agreement was entered into comprising up to $80.0 million initial principal secured debentures in calendar 2018 to be drawn in five tranches at the Company’s option (see Note 16);

•
Marketing Agreement whereby Glencore committedto purchase all of the Company’s production of concentrates, metal, or intermediate products on market terms at the time of delivery for at least the first five years of production; and

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Corporate Governance Agreement whereby from January 1, 2014 as long as Glencore holds 10% or more of PolyMet’s shares (on a fully diluted basis), Glencore has the right, but not obligation, to nominate at least one director and not more than the number of directors proportionate to Glencore’s fully diluted ownership of PolyMet, rounded down to the nearest whole number, such number to not exceed 49% of the total board.

As a result of these financing transactions and the purchase by Glencore of PolyMet common shares previously owned by Cliffs, Glencore’s ownership and ownership rights of PolyMet as at December 31, 2017 comprises:

•	92,836,072 shares representing 29.1% of PolyMet’s issued shares (January 31, 2017 - 92,836,072 shares);

•
Glencore Convertible Debt exchangeable through the exercise of an exchange warrant (“Exchange Warrant”) at $1.2696 per share into 38,660,854 common shares of PolyMet (including capitalized and accrued interest as at December 31, 2017), and where the exercise price and the number of shares issuable are subject to conventional anti-dilution provisions. See Notes 8 and 16 for additional details;

•
Warrants to purchase 7,055,626 common shares at $1.00 per share at any time untilOctober 28, 2021, subject to acceleration on the earlier of receipt of permits necessary to construct NorthMet or the twelve month anniversary of the issue date provided the 20-day VWAP of PolyMet common shares is equal to or greater than $1.50 (“Acceleration Triggering Event”), and where the exercise price and the number of warrants are subject to conventional anti-dilution provisions. See 2016 Agreements below for additional details; and

•
Warrants to purchase 625,000 common shares at $0.7797 per share at any time untilOctober 28, 2021, and where the exercise price and the number of warrants are subject to conventional anti-dilution provisions. See 2016 Agreements below for additional details.

If Glencore were to exercise all of its rights and obligations under these agreements, it would own 139,177,552 common shares of PolyMet, representing 38.1% on a partially diluted basis, that is, if no other options or warrants were exercised or 34.4% on a fully diluted basis, if all other options and warrants were exercised, whether they are in-the-money or not. Subsequent to December 31, 2017, warrants to purchase 6,458,001 common shares at $0.8231 per share at any time until March 31, 2019 were issued to Glencore. See Note 16 for additional details.

2016 Agreements
On June 3, 2016, the Company issued $3.0 million Tranche K secured debenture, on July 1, 2016 it issued $5.0 million Tranche L-1 secured debenture, on July 26, 2016 it issued $3.0 million Tranche L-2 secured debenture, and on August 5, 2016 it issued $3.0 million Tranche M secured debenture to Glencore. Each of these debentures bears interest at 12 month U.S. dollar LIBOR plus 15.0%. The Company provided security on these debentures covering all of the assets of PolyMet, including a pledge of PolyMet’s 100% ownership of Poly Met Mining, Inc. The due date of these debentures was initially the earlier of (i) March 31, 2017 or (ii) the availability of at least $100 million of debt or equity financing or (iii) when it is prudent for PolyMet to repay the debt, on which date all principal and interest accrued to such date will be due and payable. See additional details below and in Note 9.

On September 14, 2016, the Company extended the term of the Glencore Non-Convertible Debt, the term of the Glencore Convertible Debt and the expiration date of the associated Exchange Warrant to the earlier of (i) March 31, 2018 or (ii) the availability of at least $100 million of debt or equity financing or (iii) when it is prudent for PolyMet to repay the debt, on which date all principal and interest accrued to such date will be due and payable. In connection with this extension, the Company issued warrants to purchase 625,000 common shares at $0.7797 per share at any time untilOctober 28, 2021, and where the exercise price and the number of warrants are subject to conventional anti-dilution provisions. All other terms of the debt were unchanged. The transaction has been accounted for as a modification of the existing debentures with the $0.250 million fair value of the warrants allocated pro rata on the basis of the Glencore Non-Convertible Debt and Glencore Convertible Debt and an offsetting entry to equity reserves. See additional details in Notes 8 and 9.

On October 28, 2016, the Company issued 14,111,251 units (“Glencore Units”) to Glencore for gross proceeds of $10.583 million pursuant to Glencore’s right to maintain its pro rata ownership following the private placement which closed on October 18, 2016. Each Glencore Unit consists of one common share and one half of one common share purchase warrant, each whole warrant exercisable for one common share at a price of $1.00 per share for a period beginning 6 months following the issue date and ending 60 months after the issue date, subject to the Acceleration Triggering Event (see Note 7), and wherethe exercise price and the number of warrants are subject to conventional anti-dilution provisions. See additional details in Note 10.

2017 Agreements
On September 14, 2017, the Company agreed to issue to Glencore secured debentures with a total principal amount of $20.0 million. The debentures bear interest at twelve month US dollar LIBOR plus 15.0% and are due on the earlier of (i) March 31, 2018 or (ii) the availability of at least $100 million of debt or equity financing or (iii) when it is prudent for PolyMet to repay the debt, on which date all principal and interest accrued to such date will be due and payable. The Tranche N Debenture in the amount of $15.0 million was issued on September 18, 2017. The Tranche O Debenture in the amount of $5.0 million was issued subsequent to December 31, 2017 on January 18, 2018. Transaction costs for the financing were $0.083 million. See additional details in Note 9.